Note 14 - Related Party Transactions (Details Textual) - USD ($)		3 Months Ended		6 Months Ended
	Mar. 12, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 27, 2021	Nov. 30, 2020
Gain (Loss) on Extinguishment of Debt, Total		$ (0)	$ (0)	$ (0)	$ (250,000)
Interest Expense, Debt, Total		0	383,000	0	841,000
Non-exclusive Agreement with Echo Echo, LLC [Member]
Related Party Transaction, Amounts of Transaction		53,000		84,000
Employee Service [Member] | Company That Employed The Chief Financial Officer [Member]
Related Party Transaction, Amounts of Transaction		$ 25,000	32,000	$ 45,000	62,000
Series A Preferred Stock [Member] | SH Investment Fund I LLC [Member]
Stock Issued During Period, Units, Issued for Note Payable (in shares)	1,250
Stock Issued During Period, Value, Issued for Note Payable	$ 1,250,000
Loans Payable [Member]
Debt Instrument, Redemption Amount	5,100,000
Gain (Loss) on Extinguishment of Debt, Total	5,600,000
Payment for Debt Extinguishment or Debt Prepayment Cost	150,000
Interest Expense, Debt, Total			$ 0		$ 120,000
SH Investment Fund I LLC [Member]
Gain (Loss) on Extinguishment of Debt, Total	(250,000)
Notes Payable, Total	$ 1,000,000.0
Promissory Note [Member] | BOC Yellowstone LLC [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,000,000
Promissory Note [Member] | SH Investment Fund I LLC [Member]
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,000,000